Organization and Principal Activities (Details) - Schedule of Income statement amount and balances of the VIE ¥ in Thousands, $ in Thousands	12 Months Ended
	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 CNY (¥)	Jun. 30, 2020 CNY (¥)
Schedule Of Income Statement Amount And Balances Of The Vie Abstract
Net revenues	¥ 159,181	$ 23,765	¥ 193,013	¥ 179,256
Net income	¥ (33,613)	$ (5,018)	¥ (41,727)	¥ 12,767